T. ROWE PRICE California Tax-Free Bond Fund
May 31, 2022 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.2%
CALIFORNIA 95.4%
Abag Fin. Auth. for Nonprofit, Odd Fellows Home, Series A, 5.00%,
4/1/32  2,700 2,759
Abag Fin. Auth. for Nonprofit, Odd Fellows Home, Series A, 5.00%,
4/1/42  1,000 1,018
Abag Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%,
8/1/43  5,000 5,124
Adelanto Public Utility Auth., Utility System Project, Series A,
5.00%, 7/1/39 (1) 2,000 2,196
Alameda Corridor Transportation Auth., Senior Lien, Series A,
5.00%, 10/1/29 (1) 2,095 2,182
California, GO, 5.00%, 9/1/41  5,380 6,285
California Community Choice Fin. Auth., Green Bond, Series B-1,
VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  4,500 4,658
California Community Housing Agency, Serenity at Larkspur,
Series A, 5.00%, 2/1/50 (2) 2,000 1,965
California Community Housing Agency, Stoneridge Apartment,
Series A, 4.00%, 2/1/56 (2) 3,000 2,570
California County Tobacco Securitization Agency, Series B-1,
5.00%, 6/1/49  390 412
California Dept. of Water Resources, Water System, Series AS,
5.00%, 12/1/29 (Prerefunded 12/1/24) (3) 5 5
California EFA, Series A, 5.00%, 12/1/34  1,000 1,081
California EFA, Series A, 5.00%, 12/1/44  3,500 3,732
California EFA, Chapman Univ., 5.00%, 4/1/36  4,260 4,547
California EFA, Pepperdine Univ., 5.00%, 9/1/33 (Prerefunded
9/1/22) (3) 820 828
California EFA, Univ. of San Francisco, Series A, 5.00%, 10/1/38  1,300 1,431
California EFA, Univ. of San Francisco, Series A, 5.00%, 10/1/43  4,500 4,904
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/35  400 422
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/40  500 523
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/45  550 570
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/50  550 567
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/55  825 845
California HFFA, 5.00%, 11/15/49  3,100 3,211
California HFFA, Cedars-Sinai Health System, Series A, 5.00%,
8/15/51  3,250 3,649
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  560 607
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/29  880 952

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/37  1,595 1,605
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/38  1,295 1,301
California HFFA, Lucile Salter Packard Children's Hosp. at
Stanford, 4.00%, 5/15/46  3,975 3,994
California HFFA, Lucile Salter Packard Children's Hosp. at
Stanford, Series A, 5.00%, 11/15/56  3,350 3,557
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/34  700 753
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/39  1,300 1,398
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/44  1,400 1,501
California HFFA, Providence Healthcare & Services, Unrefunded
Balance, Series A, 5.00%, 10/1/38  2,840 2,937
California HFFA, Stanford Health Care, Series A, 4.00%, 8/15/50  3,750 3,755
California HFFA, Sutter Health, Series A, 5.00%, 11/15/22  410 417
California HFFA, Sutter Health, Series A, 5.00%, 11/15/33  1,250 1,359
California HFFA, Sutter Health, Series A, 5.00%, 11/15/34  1,200 1,302
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,000 1,082
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38  2,000 2,149
California HFFA, Sutter Health, Series B, 5.00%, 11/15/46
(Prerefunded 11/15/26) (3) 1,020 1,143
California HFFA, Sutter Health, Unrefunded Balance, Series B,
5.00%, 11/15/46  1,480 1,565
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  1,468 1,486
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  2,838 2,839
California Infrastructure & Economic Dev. Bank, Series B, FRN, 1%
of MUNIPSA + 0.70%, 1.49%, 12/1/50 (Tender 6/1/26)  1,175 1,165
California Infrastructure & Economic Dev. Bank, Academy Motion
Picture Arts & Science, 5.00%, 11/1/41  2,840 2,957
California Infrastructure & Economic Dev. Bank, Academy of
Sciences, Series D, FRN, 1% of MUNIPSA + 0.35%, 1.14%, 8/1/47
(Tender 8/1/24)  1,975 1,957
California Infrastructure & Economic Dev. Bank, Green Bond-
Climate Bond Certified, 5.00%, 8/1/44  2,750 2,999
California Infrastructure & Economic Dev. Bank, Green Bond-
Climate Bond Certified, 5.00%, 8/1/49  1,000 1,086
California Infrastructure & Economic Dev. Bank, Museum of
National History, Los Angeles, 4.00%, 7/1/50  4,850 4,903
California Municipal Fin. Auth., Bella Mente Montessori Academy,
Series A, 5.00%, 6/1/28 (2) 415 426
California Municipal Fin. Auth., Bella Mente Montessori Academy,
Series A, 5.00%, 6/1/38 (2) 845 859
California Municipal Fin. Auth., Bella Mente Montessori Academy,
Series A, 5.00%, 6/1/48 (2) 1,150 1,154
California Municipal Fin. Auth., Bowles Hall Foundation, Series A,
5.00%, 6/1/35  300 307

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Bowles Hall Foundation, Series A,
5.00%, 6/1/50  2,250 2,280
California Municipal Fin. Auth., California Baptist Univ., Series A,
5.00%, 11/1/36 (2) 1,920 2,022
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/39  500 515
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/49  1,425 1,460
California Municipal Fin. Auth., Caritas Project, Series A, 4.00%,
8/15/42  635 626
California Municipal Fin. Auth., Caritas Project, Series B, 3.00%,
8/15/31  160 141
California Municipal Fin. Auth., Caritas Project, Series B, 4.00%,
8/15/41  295 265
California Municipal Fin. Auth., Caritas Project, Series B, 4.00%,
8/15/51  435 367
California Municipal Fin. Auth., Caritas Project, Series B, 4.00%,
8/15/56  330 270
California Municipal Fin. Auth., Channing House Project, Series A,
5.00%, 5/15/35  1,000 1,102
California Municipal Fin. Auth., Channing House Project, Series B,
5.00%, 5/15/47  2,200 2,370
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/40 (2) 1,515 1,529
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/52 (2) 2,075 2,046
California Municipal Fin. Auth., Community Health System,
Series A, 4.00%, 2/1/51  3,900 3,851
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/33  1,000 1,059
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/36  2,550 2,678
California Municipal Fin. Auth., Green Bond-Orchard Park Student,
4.00%, 5/15/46 (4) 1,750 1,708
California Municipal Fin. Auth., Institute on Aging Project, 5.00%,
8/15/36  365 403
California Municipal Fin. Auth., Institute on Aging Project, 5.00%,
8/15/37  315 347
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (2) 420 410
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/39 (2) 900 906
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/49 (2) 1,000 981
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/57 (2) 1,650 1,594

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/38 (5) 1,500 1,577
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (5) 5,500 5,745
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47 (5) 5,500 5,717
California Municipal Fin. Auth., MT San Antonio Gardens Project,
5.00%, 11/15/39  1,000 1,044
California Municipal Fin. Auth., MT San Antonio Gardens Project,
5.00%, 11/15/49  3,375 3,489
California Municipal Fin. Auth., MT San Antonio Gardens Project,
Series A, 4.00%, 11/15/52  1,000 886
California Municipal Fin. Auth., MT San Antonio Gardens Project,
Series A, 4.00%, 11/15/56  1,100 951
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/29  1,045 1,189
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/30  1,245 1,411
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/32  1,035 1,167
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/40  1,000 1,104
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/41  1,000 1,100
California Municipal Fin. Auth., Orange County Civic CTR
Infrastructure, Series A, 5.00%, 6/1/43  1,950 2,148
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/30  510 575
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/31  375 421
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/32  350 392
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/26  950 1,028
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/28  705 765
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/29  780 847
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/31  1,000 1,084
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32  1,025 1,112
California Municipal Fin. Auth., Touro College & Univ. System,
Series A, 4.00%, 1/1/23  520 523
California Municipal Fin. Auth., Touro College & Univ. System,
Series A, 4.00%, 1/1/24  540 547

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Touro College & Univ. System,
Series A, 4.00%, 1/1/25  560 567
California Municipal Fin. Auth., Univ. of San Diego, Series A,
5.00%, 10/1/49  4,500 4,924
California Municipal Fin. Auth., West Village, 5.00%, 5/15/37  3,440 3,591
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  4,025 4,137
California PFA, Enso Village Project, 5.00%, 11/15/46 (2) 500 501
California PFA, Enso Village Project, 5.00%, 11/15/51 (2) 1,000 994
California PFA, Enso Village Project, 5.00%, 11/15/56 (2) 1,000 985
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/32  500 529
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/33  500 528
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/37  1,000 1,054
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/47  3,200 3,301
California Pollution Control Fin. Auth., Waste Management Project,
Series A, VRDN, 2.50%, 7/1/31 (Tender 5/1/24) (5) 2,625 2,621
California Public Works Board, Series B, 4.00%, 5/1/37  425 452
California Public Works Board, Series B, 4.00%, 5/1/40  750 793
California Public Works Board, Series B, 4.00%, 5/1/41  1,000 1,055
California Public Works Board, Series B, 4.00%, 5/1/46  2,125 2,194
California Public Works Board, Series B, 5.00%, 10/1/34  1,275 1,351
California Public Works Board, Series C, 4.00%, 8/1/37 (6) 2,250 2,333
California School Fin. Auth., Aspire Public School, 5.00%, 8/1/41
(Prerefunded 8/1/25) (2)(3) 175 191
California School Fin. Auth., Aspire Public School, Unrefunded
Balance, 5.00%, 8/1/41 (2) 1,825 1,889
California School Fin. Auth., Classical Academies, Series A,
5.00%, 10/1/52 (2)(6) 2,000 2,052
California School Fin. Auth., John Adams Academies, Series A,
5.00%, 7/1/52 (2)(6) 600 601
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/39 (2) 1,000 1,068
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/49 (2) 850 896
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/40 (2) 690 705
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/50 (2) 1,030 1,043
California Statewide CDA, 5.00%, 9/2/40  1,055 1,131
California Statewide CDA, 899 Charleston Project, Series A,
5.25%, 11/1/44 (2) 1,500 1,461
California Statewide CDA, Adventist Health, Series A, 5.00%,
3/1/48  1,840 1,961
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/34  1,250 1,313
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/35  1,000 1,050
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40  950 994
California Statewide CDA, Children's Hosp., Series A, VRDN,
0.62%, 8/15/47  700 700

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Enloe Medical Center, 5.00%, 8/15/38  2,500 2,689
California Statewide CDA, Front Porch Communities & Services,
4.00%, 4/1/41  2,000 1,958
California Statewide CDA, Front Porch Communities & Services,
5.00%, 11/15/44 (Prerefunded 11/15/24) (1)(3) 1,750 1,880
California Statewide CDA, Front Porch Communities & Services,
Series A, 5.00%, 4/1/28  390 421
California Statewide CDA, Front Porch Communities & Services,
Series A, 5.00%, 4/1/31  175 187
California Statewide CDA, Front Porch Communities & Services,
Series A, 5.00%, 4/1/47  1,750 1,823
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/43  1,750 1,881
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/48  5,650 6,038
California Statewide CDA, Infrastructure Program, 5.00%, 9/2/50  800 843
California Statewide CDA, Infrastructure Program, Series A, 5.00%,
9/2/48  940 996
California Statewide CDA, John Muir Health, Series A, 4.00%,
8/15/51  2,100 2,100
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/46  1,000 1,052
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/51  1,750 1,836
California Statewide CDA, John Muir Health, Series A, 5.00%,
12/1/53  1,000 1,062
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/34 (2) 375 395
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/39 (2) 675 706
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/51 (2) 4,135 4,260
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (2) 500 510
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (2) 7,750 8,011
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/38  750 799
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/43  1,800 1,907
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/48  2,910 3,067
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/40  1,000 1,028
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/41  1,000 1,027

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/46  1,630 1,650
California Statewide CDA, Rady Children's Hosp., Series B, VRDN,
0.56%, 8/15/47  650 650
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  1,000 1,018
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  1,000 1,055
California Statewide CDA, Statewide Community Infrastructure
Program, Series A, 5.00%, 9/2/39  1,245 1,341
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/42  1,000 1,042
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/52  1,100 1,128
California Statewide CDA, Terraces at San Joaquin Garden,
Series A, 6.00%, 10/1/42 (Prerefunded 10/1/22) (3) 680 690
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/26  950 1,016
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/28  1,230 1,329
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/42  3,700 3,900
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/30  125 142
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/31  150 170
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/32  100 113
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/33  125 141
California, Construction Bonds, GO, 4.00%, 10/1/44  1,850 1,932
California, Refunding, GO, 4.00%, 10/1/37  2,850 3,029
California, Refunding, GO, 4.00%, 11/1/40  5,250 5,593
California, Various Purpose, GO, 5.00%, 3/1/36  2,500 2,895
California, Various Purpose, GO, 5.00%, 10/1/39  2,375 2,518
California, Various Purpose, GO, 5.00%, 4/1/42  6,000 7,049
California, Various Purpose, GO, 5.00%, 11/1/43  2,300 2,396
CSCDA Community Improvement Auth., Oceanaire Long Beach
Social Bonds, Series A-2, 4.00%, 9/1/56 (2) 3,000 2,681
Del Mar Race Track Auth., 5.00%, 10/1/35  1,665 1,579
Del Mar Race Track Auth., 5.00%, 10/1/36  1,000 944
Federal Home Loan Mortgage Multifamily Variable Rate Certificate,
Series M049, Class A, 3.05%, 4/15/34  1,995 1,918
Foothill-Eastern Transportation Corridor Agency, Series A, 4.00%,
1/15/46  7,000 6,988
Foothill-Eastern Transportation Corridor Agency, Series C, 4.00%,
1/15/32  175 179

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Foothill-Eastern Transportation Corridor Agency, Series C, 4.00%,
1/15/33  250 256
Foothill-Eastern Transportation Corridor Agency, Series C, 5.00%,
1/15/30  150 166
Foothill-Eastern Transportation Corridor Agency, Series C, 5.00%,
1/15/31  150 167
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%, 9/1/44  4,600 4,801
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%, 9/1/37  3,100 3,248
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series B, 5.00%, 9/1/47  1,300 1,366
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series C, 5.00%, 9/1/47  525 552
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series D, 5.00%, 3/1/57  2,350 2,462
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/34  360 373
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/37  1,390 1,492
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/39  1,000 1,033
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/43  2,000 2,131
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/44  1,500 1,546
Jefferson Union High School Dist., Series A, GO, 6.45%, 8/1/25 (7) 845 905
Jefferson Union High School Dist., Series A, GO, 6.45%, 8/1/29 (7) 1,000 1,177
Jurupa PFA, Special Tax, Series A, 5.00%, 9/1/33  1,175 1,248
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/43  2,475 2,633
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/48  3,640 3,860
Long Beach Bond Fin. Auth., Series A, 5.50%, 11/15/37  2,135 2,557
Long Beach, Harbor, Series A, 5.00%, 5/15/37 (5) 1,300 1,422
Long Beach, Marina System, 5.00%, 5/15/32  1,655 1,726
Long Beach, Marina System, 5.00%, 5/15/45  2,500 2,574
Los Angeles County Fac., Vermont Corridor County Administrative
Building, Series A, 5.00%, 12/1/43  6,400 7,146
Los Angeles County Metropolitan Transportation Auth., Green
Bond-Measure R Junior, Series A, 4.00%, 6/1/37  1,375 1,451
Los Angeles County Public Works Fin. Auth., Series A, 5.00%,
12/1/33  2,825 3,013
Los Angeles County Regional Fin. Auth., Montecedro Project,
Series A, 5.00%, 11/15/44  2,595 2,625
Los Angeles County Sanitation Dist. Fin. Auth., Series A, 5.00%,
10/1/35  2,725 2,950
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/35 (5) 500 542
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/44 (5) 1,000 1,072

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/36 (5) 1,200 1,269
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/42  930 1,014
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/45 (5) 1,620 1,799
Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/44 (5) 2,500 2,516
Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/51 (5) 2,000 1,999
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/36 (5) 1,000 1,090
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/37 (5) 1,000 1,088
Los Angeles Dept. of Airports, Revenue Bonds 2015, Series D,
5.00%, 5/15/36 (5) 1,500 1,580
Los Angeles Dept. of Water & Power, Series A, 5.00%, 7/1/31  1,350 1,476
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/43  310 311
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/52  1,000 1,163
Los Angeles Dept. of Water & Power, Series D, 5.00%, 7/1/39  4,000 4,221
Los Angeles Unified School Dist., Election 2008, Series A, GO,
4.00%, 7/1/34  3,750 3,859
Mesa Water Dist., COP, 4.00%, 3/15/45  1,020 1,053
Metropolitan Water Dist. of Southern California, Series C, FRN, 1%
of MUNIPSA + 0.14%, 0.93%, 7/1/47 (Tender 5/21/24)  3,000 2,992
Mountain View Shoreline Regional Park Community, Series A,
5.75%, 8/1/40  1,500 1,504
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/24 (5) 1,170 1,221
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/25 (5) 1,405 1,461
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/41 (5) 2,000 2,116
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/47 (5) 2,000 2,103
Norman Y Mineta San Jose Int'l. Airport, Series C, 5.00%, 3/1/31  2,000 2,074
Northern California Energy Auth., Series A, VRDN, 4.00%, 7/1/49
(Tender 7/1/24)  3,500 3,574
Oakland Unified School Dist., Alameda County, Series A, GO,
5.00%, 8/1/34 (Prerefunded 8/1/25) (3) 1,250 1,365
Oakland Unified School Dist., Alameda County, Series A, GO,
5.00%, 8/1/35 (Prerefunded 8/1/25) (3) 1,210 1,321
Oceanside Unified School Dist., Series A, GO, Zero Coupon,
8/1/28 (8)(9) 500 428
Oceanside Unified School Dist., Series A, GO, Zero Coupon,
8/1/28 (8)(9) 250 214
Oceanside Unified School Dist., Unrefunded Balance, Series A,
GO, Zero Coupon, 8/1/28 (9) 4,250 3,586
Ontario Int'l Airport Auth., North Terminal Project, Series B, 4.00%,
5/15/36 (1)(5) 1,040 1,056
Ontario Int'l Airport Auth., North Terminal Project, Series B, 4.00%,
5/15/37 (1)(5) 575 584
Ontario Int'l Airport Auth., North Terminal Project, Series B, 4.00%,
5/15/40 (1)(5) 1,350 1,365

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Orange County Community Fac. Dist., No. 2015-1, Esencia Village,
Series A, 5.25%, 8/15/45  2,930 3,058
Orange County Water Dist., Series C, 4.00%, 8/15/35  1,000 1,071
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/26  975 984
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/27  500 504
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/28  585 590
Palomar Health, Election 2004, Series A, GO, Zero Coupon,
8/1/25 (9) 5,000 4,556
Pittsburg Redev. Agency, Successor Agency, Series A, 5.00%,
9/1/28 (1) 3,000 3,286
Pittsburg Redev. Agency, Successor Agency, Series A, 5.00%,
9/1/29 (1) 1,935 2,117
Port of Los Angeles, Harbor Dept., Series A, 5.00%, 8/1/36 (5) 4,075 4,246
Port of Oakland, Intermediate Lien, Series H, 5.00%, 5/1/29 (5) 1,725 1,928
Port of Oakland, Intermediate Lien, Series H, 5.00%, 11/1/29 (5) 1,625 1,824
Rancho Cucamonga Redev. Agency, Successor Agency, 5.00%,
9/1/28 (1) 2,700 2,868
Rancho Cucamonga Redev. Agency, Successor Agency, 5.00%,
9/1/29 (1) 1,800 1,908
Rocklin, Special Tax, 5.00%, 9/1/37  550 574
Rocklin, Special Tax, 5.00%, 9/1/38  1,000 1,043
Roseville Natural Gas Fin. Auth., 5.00%, 2/15/26  1,000 1,070
Sacramento City Fin. Auth., 5.00%, 12/1/28 (4) 1,320 1,441
Sacramento City Fin. Auth., 5.00%, 12/1/30 (4) 1,000 1,088
Sacramento City Fin. Auth., 5.00%, 12/1/31 (4) 1,380 1,499
Sacramento City Fin. Auth., 5.00%, 12/1/34 (4) 2,275 2,462
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,175 2,315
Sacramento County Airport, Series B, 5.00%, 7/1/41  2,275 2,421
Sacramento County Airport, Series C, 5.00%, 7/1/36 (5) 4,000 4,317
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/38  1,240 1,373
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/43  4,650 5,117
San Bernardino Redev. Agency, Successor Agency, Series A,
5.00%, 12/1/25 (1) 1,275 1,390
San Bernardino Redev. Agency, Successor Agency, Series A,
5.00%, 12/1/31 (1) 1,945 2,149
San Clemente, Special Tax, Community Fac. Dist. No. 2006-1,
5.00%, 9/1/40  970 1,009
San Diego Assn. of Governments South Bay Expressway, Senior
Lien-Toll, Series A, 5.00%, 7/1/38  2,100 2,302
San Diego Assn. of Governments South Bay Expressway, Senior
Lien-Toll, Series A, 5.00%, 7/1/42  2,700 2,940
San Diego County Regional Airport Auth., Series A, 5.00%, 7/1/47  1,800 1,929
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/46 (5) 500 498

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/35 (5) 1,215 1,314
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/37 (5) 1,000 1,079
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/38 (5) 1,000 1,078
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/39 (5) 600 646
San Diego County Water Auth., Series A, 5.00%, 5/1/47  1,500 1,756
San Diego County, Special Tax, Harmony Grove Village, Series A,
4.00%, 9/1/45  550 520
San Diego County, Special Tax, Harmony Grove Village, Series A,
4.00%, 9/1/50  1,100 1,022
San Diego County, Special Tax, Harmony Grove Village,
Improvement Area No. 1, Series A, 4.00%, 9/1/50  875 813
San Diego Public Fac. Fin. Auth., Series A, 5.00%, 5/15/52  5,650 6,528
San Francisco Bay Area Rapid Transit Dist. Sales Tax, Series A,
4.00%, 7/1/37  350 363
San Francisco Bay Area Rapid Transit Dist. Sales Tax, Series A,
4.00%, 7/1/39  625 645
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/29  1,000 1,088
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/38 (5) 2,710 2,961
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/44 (5) 2,950 3,186
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/52 (5) 1,000 1,101
San Francisco City & County Int'l. Airport, Commissions, Series B,
5.00%, 5/1/46 (5) 5,000 5,236
San Francisco City & County Int'l. Airport, Commissions, Series E,
4.00%, 5/1/50 (5) 1,800 1,788
San Francisco City & County Int'l. Airport, Commissions, Series E,
5.00%, 5/1/50 (5) 500 538
San Francisco City & County Int'l. Airport, Commissions,
Unrefunded Balance, Series A, 5.00%, 5/1/47 (5) 3,000 3,137
San Francisco Community College Dist., GO, 5.00%, 6/15/31  2,505 2,698
San Jose Redev. Agency, Successor Agency, Series A, 5.00%,
8/1/34  2,500 2,772
San Jose, El Parador Apartments Project, Series A, 6.10%,
1/1/31 (5) 925 925
San Marcos Redev. Agency, Successor Agency, Series A, 5.00%,
10/1/31  2,165 2,345
San Marcos Redev. Agency, Successor Agency, Series A, 5.00%,
10/1/32  850 920
San Marcos Redev. Agency, Successor Agency, Series A, 5.00%,
10/1/34  900 973

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
San Mateo, Bay Meadows Community Fac., Dist. 2008-1, Special
Tax, 5.375%, 9/1/38  2,000 2,009
San Mateo, Bay Meadows Community Fac., Dist. 2008-1, Special
Tax, 6.00%, 9/1/42  2,000 2,013
Santa Margarita Water Dist., Community Fac. Dist. 2013-1, 5.625%,
9/1/36  1,155 1,184
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/36  1,390 1,395
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/42  1,500 1,506
South San Francisco Public Fac. Fin. Auth., Police Station Project,
Series A, 4.00%, 6/1/46  1,470 1,484
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/33  1,170 1,285
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/35  900 983
Sunnyvale Fin. Auth., Green Bond-Civic Center Project, 4.00%,
4/1/45  4,740 4,863
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/45  1,750 1,926
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/49  1,700 1,866
Univ. of California Regents, Series AL-1, VRDN, 0.50%, 5/15/48  380 380
Univ. of California Regents, Series AL-4, VRDN, 0.50%, 5/15/48  6,000 6,000
Univ. of California Regents, Series I, 5.00%, 5/15/28  2,000 2,157
Univ. of California Regents, Series M, 5.00%, 5/15/47  4,250 4,617
Univ. of California Regents, Series O, 5.50%, 5/15/58  9,500 10,666
Univ. of California Regents Medical Center, Series B-1, VRDN,
0.55%, 5/15/32  1,400 1,400
Univ. of California Regents Medical Center, Series O-1, VRDN,
0.55%, 5/15/45  800 800
Univ. of California Regents Medical Center, Pooled, Series L,
4.50%, 5/15/36  1,900 1,977
Univ. of California Regents Medical Center, Pooled, Series P,
5.00%, 5/15/47  5,000 5,673
Vernon Electric System Revenue, Series 2022-A, 5.00%, 8/1/41  840 912
Washington Township Health Care Dist., Series A, 4.00%, 7/1/35  600 600
Washington Township Health Care Dist., Series A, 5.00%, 7/1/30  500 556
Washington Township Health Care Dist., Series A, 5.00%, 7/1/31  1,000 1,108
Washington Township Health Care Dist., Series A, 5.00%, 7/1/36  620 682
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/26 (9) 2,005 2,153
602,678
DISTRICT OF COLUMBIA 0.6%
Metropolitan Washington Airports Auth., Series D-2, VRDN, 0.60%,
10/1/39  3,700 3,700
3,700

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
PUERTO RICO 3.2%
Puerto Rico Commonwealth, VR, 11/1/43 (10)(11) 1,636 847
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (2) 1,590 1,672
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  169 155
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  423 250
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,329 1,299
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  295 285
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  253 244
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  345 326
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/46  358 334
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  367 372
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  366 385
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  902 984
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,317 1,455
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  1,846 2,087
Puerto Rico Electric Power Auth., Series A-RSA-1, 5.05%,
7/1/42 (11)(12) 15 14
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (11)(12) 25 23
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/27 (11)(12) 225 210
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/28 (11)(12) 65 61
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (11)(12) 80 74
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/24 (11)(12) 305 283
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/25 (11)(12) 100 93
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/26 (11)(12) 125 116
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/27 (11)(12) 15 14

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%,
7/1/28 (11)(12) 15 14
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%,
7/1/33 (11)(12) 75 70
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/18 (11)(12) 65 61
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/27 (11)(12) 30 28
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/40 (11)(12) 80 75
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (11)(12) 60 56
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%,
7/1/17 (11)(12) 20 18
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/17 (11)(12) 35 32
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/28 (11)(12) 25 23
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/19 (11)(12) 245 229
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/23 (11)(12) 70 65
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/24 (11)(12) 25 23
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  349 356
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  7,647 7,675
20,308
Total Municipal Securities (Cost $640,139) 626,686
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.5%
Freddie Mac Multifamily ML Certificates, Series 2021-ML10, Class
ACA, 2.046%, 6/25/38  3,471 2,954
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$3,597) 2,954
Total Investments in Securities 99.7%
(Cost $643,736) $ 629,640
Other Assets Less Liabilities 0.3% 1,730
Net Assets 100.0% $ 631,370

T. ROWE PRICE California Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Municipal Corporation
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$47,083 and represents 7.5% of net assets.
(3) Prerefunded date is used in determining portfolio maturity.
(4) Insured by Build America Mutual Assurance Company
(5) Interest subject to alternative minimum tax.
(6) When-issued security
(7) Insured by National Public Finance Guarantee Corporation
(8) Escrowed to maturity
(9) Insured by Assured Guaranty Corporation
(10) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(11) Non-income producing
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
CDA Community Development Administration/Authority
COP Certificate of Participation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HFFA Health Facility Financing Authority
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
PFA Public Finance Authority/Agency
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE California Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price California Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE California Tax-Free Bond Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the

T. ROWE PRICE California Tax-Free Bond Fund

same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On May 31, 2022, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F80-054Q1 05/22